Related Party Transactions (Details)																6 Months Ended			12 Months Ended
	May 24, 2024 USD ($)	Apr. 24, 2024 USD ($)	Apr. 10, 2024 USD ($)	Apr. 04, 2024 USD ($)	Oct. 13, 2023 USD ($)	Sep. 27, 2023 USD ($)	Aug. 18, 2023 USD ($)	Feb. 05, 2023 USD ($) shares	Jan. 26, 2023 USD ($)	Jan. 23, 2023 USD ($) shares	Jan. 17, 2023 USD ($)	Jan. 17, 2023 GBP (£)	Jan. 17, 2023 EUR (€)	Nov. 14, 2022 USD ($)	Nov. 14, 2022 GBP (£)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($) shares	Sep. 12, 2025	May 01, 2025	Apr. 02, 2025	Feb. 14, 2025	Jan. 24, 2025	Dec. 31, 2024 GBP (£)	Nov. 21, 2024 USD ($)	Mar. 04, 2024 shares	Oct. 13, 2023 NIO (C$)	Sep. 27, 2023 NIO (C$)	Sep. 19, 2023 shares	Aug. 18, 2023 NIO (C$)	Jul. 31, 2023 shares	May 31, 2023 shares	Apr. 26, 2023 USD ($)	Apr. 26, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 14, 2022 GBP (£)	Nov. 14, 2022 EUR (€)	Oct. 20, 2022 USD ($)
Related Party Transactions [Line Items]
Balances payable to related parties																$ 317,784			$ 302,232		$ 2,255,522
Received a loan														$ 30,224													£ 124,890									$ 551,399	€ 500,000			£ 25,000	€ 25,000	$ 3,000,000
Bear interest amount														$ 200	£ 200
Matured date											Feb. 01, 2023	Feb. 01, 2023	Feb. 01, 2023	Jan. 31, 2023	Jan. 31, 2023
Late fee amount														$ 200	£ 200
Interest rate					18.00%						1.00%	1.00%	1.00%			1.00%			1.00%			10.00%	20.00%	20.00%	20.00%	20.00%	1.00%			18.00%						4.00%	4.00%
Loan balance																					49,664
Business development and strategic amount								$ 650,000		$ 550,000
Issuance of RSU								112
Common shares (in Shares) | shares								112		231																								112	129
Payment																					350,395
Debt settlement agreement	$ 647,703		$ 353,159													$ 21,575		$ (232,375)	27,554		113,037
Settlement of outstanding debt				$ 136,757
Accrued interest																					1,420,963
Issuance of shares (in Shares) | shares																35,044													294			704
Aggregate principal amount																$ 756,917.28					1,192,953
Other payables																			350,395
Agreed payment		$ 50,000																	50,000
Accrued amount																			15,969	$ 21,875
Loan																												$ 350,000
Accrued interest received																38,116			6,446
Accrued interest remains outstanding																990,688			955,022		$ 593,232
Additional Paid amount																155,603	$ 219,280
Accrued interest remains outstanding																			15,219
Loan agreement amount																1,000,000
Common Shares [Member]
Related Party Transactions [Line Items]
Common shares (in Shares) | shares								129
Unsecured Debenture [Member]
Related Party Transactions [Line Items]
Interest rate																					7.00%
Director [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management																317,784			244,933		$ 889,367
J Dhaliwal [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management																8,000			8,000		99,051
G Deol [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management																2,307			2,192
K Field [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management																32,000			72,000		81,384
D Jenkins [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management																213,644			160,241		81,384
C Cooper [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management																40,500			2,500
H Singh [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management																					81,384
K. Sidhu [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management																					375,445
T Scott [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management																					85,733
Y. Liang [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management																					28,196
B.C. Ltd [Member]
Related Party Transactions [Line Items]
Accrued interest remains outstanding																					46,811
Accrued interest remains outstanding																814,069			$ 352,953
Mr. Sidhu [Member]
Related Party Transactions [Line Items]
Debt settlement agreement				487,295
Debt settlement agreement			$ 353,159	$ 487,295
Halo Note [Member]
Related Party Transactions [Line Items]
Accrued interest remains outstanding																					125,013
Interest rate																			7.00%								7.00%
Principal amount																			$ 44,954
Other payables																			39,170
Mr. Harvinder Singh [Member]
Related Party Transactions [Line Items]
Debt settlement agreement																			48,592
Debt settlement agreement																			48,592
Related Parties [Member]
Related Party Transactions [Line Items]
Received a loan																																						$ 30,224	€ 25,000
Balance receivable																			368,172
Halo [Member]
Related Party Transactions [Line Items]
Loan receivable																			15,219
Accrued interest remains outstanding																			$ 15,219
First Towers & Fiber Corp., [Member]
Related Party Transactions [Line Items]
Interest rate																2.00%			2.00%								2.00%
Aggregate principal amount																$ 4,153,078
Loan																350,000			$ 350,000
Accrued interest received																38,116			2,953
Accrued interest remains outstanding																			352,953
Loan agreement amount																423,000
U Chaudhry [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management																21,333
RSUs [Member]
Related Party Transactions [Line Items]
Issuance of RSU								129		231																								112	129			318	318
Unsecured Debenture [Member]
Related Party Transactions [Line Items]
Additional loan											$ 48,666	£ 45,000	€ 45,000
Interest rate											0.75%	0.75%	0.75%
Unsecured Debenture [Member] | Halo Note [Member]
Related Party Transactions [Line Items]
Principal amount									$ 328,000
Loan [Member]
Related Party Transactions [Line Items]
Received a loan							$ (17,714)																										C$ 24,000
Interest rate							18.00%																										18.00%
Maturity period							12 months
Interest expenses																1,067		1,581	$ 3,157		$ 1,181
Accrued interest																			20,814		19,306
Loan [Member] | First Towers & Fiber Corp., [Member]
Related Party Transactions [Line Items]
Loan																												$ 350,000
Loan One [Member]
Related Party Transactions [Line Items]
Received a loan						$ (2,219)																									C$ 3,000
Accrued interest remains outstanding																			2,561		2,369
Interest rate						18.00%																									18.00%
Maturity period						12 months
Interest expenses																133		198	395		104
Loan Two [Member]
Related Party Transactions [Line Items]
Received a loan					$ (29,258)																									C$ 40,000
Accrued interest remains outstanding																			33,924		31,346
Maturity period					12 months
Interest expenses																$ 1,778		$ 2,636	$ 5,259		$ 1,152
Promissory Note [Member]
Related Party Transactions [Line Items]
Matured date									Jun. 25, 2023
Interest rate									7.00%
Issuance of shares (in Shares) | shares																					465